Segment Reporting - Shedule of revenue and gross profit information for each of our reportable segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 15,133	$ 16,774	$ 55,998	$ 65,869
Cost of revenue	8,418	9,743	33,572	40,157
Segment gross profit	6,715	7,031	22,426	25,712
Depreciation and amortization	133	657	2,264	2,553
North America [Member]
Segment Reporting Information [Line Items]
Revenue	2,769	9,674	18,159	48,938
Cost of revenue	1,400	5,521	10,766	29,742
Segment gross profit	1,369	4,153	7,393	19,196
Depreciation and amortization	82	491	2,011	1,907
International [Member]
Segment Reporting Information [Line Items]
Revenue	12,364	7,100	37,839	16,931
Cost of revenue	7,018	4,222	22,806	10,415
Segment gross profit	5,346	2,878	15,033	6,516
Depreciation and amortization	$ 51	$ 166	$ 253	$ 646